Rental Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Rental Equipment, net	Rental Equipment, net
Rental equipment, net at December 31 consisted of the following:

(in thousands)	2023	2022
Modular space units	$3,541,451	$3,197,779
Portable storage units	1,009,059	849,193
Value added products	204,933	203,444
Total rental equipment	4,755,443	4,250,416
Less: accumulated depreciation	(1,374,128)	(1,173,129)
Rental equipment, net	$3,381,315	$3,077,287
Property, Plant and Equipment, net
Property, plant and equipment, net at December 31 consisted of the following:

(in thousands)	2023	2022
Land, buildings, and leasehold improvements	$178,117	$174,322
Vehicles and equipment	233,793	167,337
Office furniture, fixtures and software	109,460	106,747
Total property, plant and equipment	521,370	448,406
Less: accumulated depreciation	(180,483)	(143,747)
Property, plant and equipment, net	$340,887	$304,659
Depreciation expense related to property, plant and equipment was $47.1 million, $38.6 million, and $37.5 million for the years ended December 31, 2023, 2022 and 2021, respectively. The depreciation expense for these assets was presented in other depreciation and amortization in the consolidated statements of operations.
As of December 31, 2023 and 2022, the gross cost of property, plant and equipment assets under finance leases was $133.3 million and $84.7 million, respectively, with related accumulated depreciation of $40.8 million and $26.9 million, respectively.